Short-Term and Long-Term Borrowings	6 Months Ended
Mar. 31, 2024
Short-Term and Long-Term Borrowings [Abstract]
SHORT-TERM AND LONG-TERM BORROWINGS

NOTE 11 – SHORT-TERM AND LONG-TERM BORROWINGS

Short-term and long-term borrowings consisted of the following as of March 31, 2024 and September 30, 2023:

	March 31, 2024	September 30, 2023
Short-term borrowings	$2,494,513	$4,442,870
Long-term borrowings
Current portion	$2,770	$43,860
Non-current portion	1,770,010	5,398,849
Total long-term borrowings	$1,772,780	$5,442,709

Short-term borrowings

Short-term borrowings outstanding at March 31, 2024 and September 30, 2023 were undue factored notes receivable with recourse as shown in Note 4. These notes receivable will be expired in no more than six months from March 31, 2024.

Long-term borrowings

Long-term borrowings consisted of the following at March 31, 2024:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		2,850,000	$394,720	10/12/2023	10/11/2026	3.45%
Agricultural Bank		9,950,000	1,378,060	10/30/2023	10/25/2026	3.45%
Total	RMB	12,800,000	$1,772,780

Long-term borrowings consisted of the following at September 30, 2023:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		9,930,000	$1,361,020	4/28/2022	4/25/2025	3.95%
Agricultural Bank		9,940,000	1,362,390	12/9/2022	12/8/2025	3.95%
Agricultural Bank		9,940,000	1,362,390	12/15/2022	12/13/2025	3.95%
Agricultural Bank		9,900,000	1,356,909	9/26/2023	9/25/2026	3.45%
Total	RMB	39,710,000	$5,442,709

The following is a maturity analysis of long-term borrowings as of March 31, 2024:

	RMB	USD
Years ending March 31,
2025	20,000	2,770
2026	20,000	2,770
2027	12,760,000	1,767,240
2028	-	-
2029 and thereafter	-	-
Total	12,800,000	1,772,780

Pledges and Guarantees

The Company’s short-term and long-term bank borrowings are pledged by its assets as listed below:

	March 31, 2024	September 30, 2023
Buildings, net	$24,110	$23,860
Land use right, net	413,886	414,738
Total	$437,996	$438,598

Interest expense

For the six months ended March 31, 2024 and 2023, interest expense on all short-term borrowings, long-term borrowings and discounts on notes receivable amounted to $90,630 and $219,908, respectively.